TRANSITION PERIOD FINANCIAL INFORMATION (Details 1) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015		Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Transition Period Financial Information Details 1
Total Current Assets	$ 1,811	$ 1,905		$ 3,303			$ 404
Total Non-Current Assets							509
Total assets	17,156	16,521		15,896			913
Total Current liabilities	13,891	11,574		10,808			1,234
Long Tern Bank Loan	125	112		127			126
Total stockholders' equity	(3,811)	(2,224)	$ (6,384)	(3,486)	[1]	$ (2,694)	(447)	$ 310
Total liabilities and Stockholders' Deficit	$ 17,156	$ 16,521		$ 15,896			$ 913

[1]	Retrospectively adjusted to reflect the 130 - for - 1 reverse stock split